Financial instruments - Fair values and risk management (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Financial instruments and risk management
Percentage of variation in risk factor (as a percent)	25.00%
US dollar
Financial instruments and risk management
Percentage of variation in risk factor (as a percent)			2.00%
GBP
Financial instruments and risk management
Percentage of variation in risk factor (as a percent)			4.00%
Foreign currency risk
Financial instruments and risk management
Period covered for historical analysis	5 years
Foreign currency risk | Adverse Scenario
Financial instruments and risk management
Percentage of variation in risk factor (as a percent)	25.00%	25.00%
Foreign currency risk | US dollar
Financial instruments and risk management
Net exposure	R$ 41,172	R$ 42,432
Foreign currency risk | US dollar | Probable scenario
Financial instruments and risk management
Net effect - Profit or loss	R$ 823	R$ 1,697
Percentage of variation in risk factor (as a percent)	2.00%	4.00%
Foreign currency risk | US dollar | Adverse Scenario
Financial instruments and risk management
Net effect - Profit or loss	R$ 10,293	R$ 10,608
Foreign currency risk | GBP
Financial instruments and risk management
Net exposure	63,757	R$ (15,680)
Percentage of variation in risk factor (as a percent)		2.00%
Foreign currency risk | GBP | Probable scenario
Financial instruments and risk management
Net effect - Profit or loss	R$ 2,550	R$ (314)
Percentage of variation in risk factor (as a percent)	4.00%
Foreign currency risk | GBP | Adverse Scenario
Financial instruments and risk management
Net effect - Profit or loss	R$ 15,940	R$ (3,920)